Convertible Instruments Classified as Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Convertible Equity Instrument Explanatory [Abstract]
Schedule of convertible loan note reserve
2020
$000

Par value of Convertible loan notes issued	2,175
Less: Fair value of warrants issued to note holders	(661)

1,514

Accrued interest	348
Less: convertible loan note conversion	(2,523)
Exercise of warrants	661
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